Schedule III Real Estate And Accumulated Depreciation (Schedule Of Changes In Rental Properties And Accumulated Depreciation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSET BASIS, Balance at beginning of year	$ 307,152,942	$ 338,380,198	$ 359,692,400
ASSET BASIS, Additions to buildings and improvements	17,168,418	4,963,538	4,344,356
ASSET BASIS, Disposition of buildings and improvements	(32,488,064)	(16,983,570)	(17,101,252)
ASSET BASIS, Impairment loss	(12,343,775)	(19,207,224)	(8,555,306)
ASSET BASIS, Balance at end of year	279,489,521	307,152,942	338,380,198
ACCUMULATED DEPRECIATION, Balance at beginning of year	97,918,671	98,146,022	93,961,656
ACCUMULATED DEPRECIATION, Depreciation for the period end	8,787,781	9,996,077	11,710,060
ACCUMULATED DEPRECIATION, Depreciation on assets sold or disposed	(16,135,646)	(5,324,345)	(7,168,962)
ACCUMULATED DEPRECIATION, Impairment loss	(2,171,898)	(4,899,083)	(356,732)
Accumulated Depreciation, Balance at end of year	88,398,908	97,918,671	98,146,022
Aggregate cost for federal income tax purposes	$ 321,000,000
Minimum [Member] | Building And Improvements [Member]
Depreciation useful lives	15 years
Minimum [Member] | Furniture And Equipment [Member]
Depreciation useful lives	3 years
Maximum [Member] | Building And Improvements [Member]
Depreciation useful lives	40 years
Maximum [Member] | Furniture And Equipment [Member]
Depreciation useful lives	12 years